SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Major Vendor (Details) - Supplier Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development expenditures | Major vendors, combined
Concentration
Concentration Risk (as a percent)	44.00%	59.00%	44.00%	66.00%
Research and development expenditures | Vendor One
Concentration
Concentration Risk (as a percent)					63.00%	55.00%
Accounts payable and accrued expense | Major vendors, combined
Concentration
Concentration Risk (as a percent)			65.00%		54.00%
Accounts payable and accrued expense | Vendor One
Concentration
Concentration Risk (as a percent)					53.00%	56.00%